UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
      		IndexIQ ETF Trust
      		800 Westchester avenue, Suite N611
      		Rye Broook, NY10573
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2.   The name of each series or class of securities
 for which this Form is filed
     (If the Form is being filed for all series and
classes of securities of the
     issuer	 check the box but do not list series or classes): |x|




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3.   Investment Company Act File Number:

                   811- 22227

          Securities Act File Number:
                   333- 152915


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4(a). Last day of fiscal year for which this Form is filed:

                	April 30, 2010

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4(b). |_| Check box if this Form is being
 filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE
 INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

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4(c).  |_|  Check box if this is the last time the
 issuer will be filing this Form.

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


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5.   Calculation of registration fee:
     (i)    Aggregate sale price of securities
 sold during the fiscal year pursuant
to section 24(f): $ 165,958,953

     (ii)   Aggregate price of securities
  redeemed or repurchased during the
            fiscal year:  $ (4,015,606)

     (iii)  Aggregate price of securities
    redeemed or repurchased during any
   prior fiscal year ending no earlier
 than October 11, 1995 that were not
  previously used to reduce
   registration fees payable to the
   Commission:    $	0

     (iv)   Total available redemption credits
   [add Items 5(ii) and 5(iii)]:   $ (4,015,606)
     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:  $161,943,347



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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:    $0

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):    0.0000713


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):
  = $  11,546.56


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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
    + $     0


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8.   Total of the amount of the registration fee due
plus any interest due [line
     5(viii) plus line 7]:

         = $      11,546.56

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2

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9.   Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:   July 20, 2010

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

           /S/  David Fogel
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            David Fogel
  Principal Financial Officer

Date:    July 9, 2010

  *Please print the name and title of the signing officer below the signature.